Restricted Cash	12 Months Ended
Dec. 31, 2010
Restricted Cash [Abstract]
Restricted Cash

13.    Restricted Cash

We had total restricted cash (current and non-current) of $16.3 million at December 31, 2011 (2010: $223.1 million), which relates to amounts pledged to secure certain letters of credit. As of December 31, 2010, $203.7 million of the total restricted cash balance related to an amount placed in an escrow account to cover the proposed Zonegran settlement amount. The Zonegran settlement was paid in March 2011. For additional information on the Zonegran settlement, refer to Note 7.